Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000152570 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Exponential Technologies ETF
Class Name	iShares Exponential Technologies ETF
Trading Symbol	XT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Exponential Technologies ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Exponential Technologies ETF	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 12.07%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Morningstar Exponential Technologies Index (Net) returned 12.67%.
What contributed to performance?
During the reporting period, U.S. software stocks in the information technology sector were the leading contributors to the Fund’s return. An application software company specializing in data analysis and artificial intelligence (“AI”) experienced robust growth across its government and commercial sectors. Meanwhile, systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. Chinese firms engaged in exponential technologies also gained, including an electric vehicle maker due to international market expansion. Additionally, a biotechnology company benefited from positive clinical results and approval by Chinese regulators for a first of its kind drug class targeting both diabetes and weight-loss.
What detracted from performance?
In Japan, electrical component companies detracted from the Fund’s performance during the reporting period. Manufacturers of ceramic capacitors for smartphones faced headwinds from slowing global demand and uncertainty over tariffs, with profitability further squeezed by a stronger yen that raised the cost of exports.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.07%	7.63%	10.95%
MSCI All Country World Index (Net)	15.87	12.79	10.05
Morningstar Exponential Technologies Index (Net)	12.67	8.06	11.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 24, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,410,769,542
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 15,106,141
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,410,769,542
Number of Portfolio Holdings	201
Net Investment Advisory Fees	$15,106,141
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.6%
Health Care	15.4%
Industrials	6.7%
Utilities	5.2%
Financials	4.9%
Consumer Discretionary	4.9%
Communication Services	3.7%
Materials	2.7%
Real Estate	1.5%
Consumer Staples	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	53.2%
China	9.9%
Japan	5.3%
Taiwan	3.9%
Australia	3.0%
Germany	3.0%
Canada	2.9%
United Kingdom	2.6%
Netherlands	2.5%
South Korea	2.4%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on July 24, 2025 that the name of the Fund would change from iShares Exponential Technologies ETF to iShares Future Exponential Technologies ETF. In addition, the Fund also announced certain updates to the Underlying Index, which include moving to a modified float-adjusted market capitalization weighting scheme (from equal weighting), adding caps to individual security weight (4%) and theme exposure weight (25%), adopting a quarterly rebalancing schedule (from annual), and targeting an updated set of exponential technology themes. These changes became effective on September 22, 2025.

Material Fund Change Name [Text Block]	The Fund announced on July 24, 2025 that the name of the Fund would change from iShares Exponential Technologies ETF to iShares Future Exponential Technologies ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares China Large-Cap ETF
Class Name	iShares China Large-Cap ETF
Trading Symbol	FXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$91	0.73%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 49.48%.
  For the same period, the FTSE Emerging All Cap Index (Net) returned 16.34% and the FTSE China 50 Index (Net) returned 50.03%.
What contributed to performance?
Large-cap Chinese banks were the leading contributors to the Fund’s return during the reporting period. The Chinese government’s historical stimulus measures included capital injections, liquidity support, relaxed lending rules, and lower reserve requirements in an effort to boost banks’ lending capacity and strengthen balance sheets. Insurance companies were also substantial contributors, driven by increased policy sales, positive market sentiment, and government support. In the consumer discretionary sector, broadline retailers gained amid strong performance from e-commerce providers. Automobile manufacturers advanced as the country’s electric vehicle market saw significant strength driven due to government policies, technological advancements, and increasing consumer demand. In the communications sector, the interactive media and services space gained as artificial intelligence integrations and increased user engagement drove strong gaming sales.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	49.48%	0.26%	1.71%
FTSE Emerging All Cap Index (Net)	16.34	6.32	6.02
FTSE China 50 Index (Net)	50.03	1.06	2.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,325,517,555
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 49,053,297
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,325,517,555
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$49,053,297
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	31.2%
Financials	30.4%
Communication Services	18.4%
Information Technology	8.0%
Energy	4.4%
Health Care	2.1%
Materials	1.8%
Industrials	1.5%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	9.5%
Alibaba Group Holding Ltd.	9.2%
Xiaomi Corp., Class B	7.8%
China Construction Bank Corp., Class H	6.2%
Meituan, Class B	5.2%
Industrial & Commercial Bank of China Ltd., Class H	4.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.9%
BYD Co. Ltd., Class H	3.8%
NetEase Inc.	3.8%
Bank of China Ltd., Class H	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	9.5%
Alibaba Group Holding Ltd.	9.2%
Xiaomi Corp., Class B	7.8%
China Construction Bank Corp., Class H	6.2%
Meituan, Class B	5.2%
Industrial & Commercial Bank of China Ltd., Class H	4.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.9%
BYD Co. Ltd., Class H	3.8%
NetEase Inc.	3.8%
Bank of China Ltd., Class H	3.5%
(a)	Excludes money market funds.

C000149539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI Low Carbon Target ETF
Class Name	iShares MSCI ACWI Low Carbon Target ETF
Trading Symbol	CRBN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI Low Carbon Target ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.46%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the MSCI ACWI Low Carbon Target Index (Net) returned 16.61%.
What contributed to performance?
U.S. equities were the largest contributor to the Fund’s return during the reporting period. Leading returns were stocks in the information technology sector, including semiconductor stocks, which gained amid high demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Systems software firms also contributed, due to strong growth in their respective cloud businesses and increasing adoption of AI technologies. Financial services firms were beneficiaries of resilient equity markets, recovering investor sentiment, rising assets under management, and high trading volumes. Communications firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth, fueled by AI investments that improved ad targeting and performance.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and political upheaval. Additionally, managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.46%	12.97%	10.25%
MSCI All Country World Index (Net)	15.87	12.79	10.05
MSCI ACWI Low Carbon Target Index (Net)	16.61	12.79	10.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,024,863,989
Holdings Count | Holding	985
Advisory Fees Paid, Amount	$ 1,963,195
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,024,863,989
Number of Portfolio Holdings	985
Net Investment Advisory Fees	$1,963,195
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	19.8%
Industrials	10.6%
Communication Services	9.8%
Consumer Discretionary	9.7%
Health Care	8.8%
Consumer Staples	5.2%
Real Estate	2.8%
Utilities	2.2%
Materials	2.2%
Energy	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	64.7%
Japan	4.7%
China	3.5%
Canada	3.0%
United Kingdom	2.8%
France	2.3%
Taiwan	2.1%
Germany	2.0%
Switzerland	2.0%
India	1.7%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000154547 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Equity Factor ETF
Class Name	iShares International Equity Factor ETF
Trading Symbol	INTF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.07%.
  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 14.03% and the STOXX International Equity Factor Index (Spliced) returned 15.58%.
What contributed to performance?
Japanese equities led contributors during the reporting period, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. In the industrials sector, electrical equipment companies benefited due to their role in supplying essential components for data centers, which are critical for artificial intelligence. In Germany, stocks were driven by strong corporate earnings from global-facing companies. In particular, financials benefited from strong trading volume and solid investment banking revenue, while optimism around a historic fiscal stimulus plan targeting infrastructure and defense supported industrials firms. In the United Kingdom, companies in the financials sector were lifted by strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.07%	10.91%	6.32%
S&P Developed ex US Broad Market Index (Net)	14.03	10.03	6.33
STOXX International Equity Factor Index (Spliced)	15.58	10.93	6.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,202,454,503
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 2,197,505
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,202,454,503
Number of Portfolio Holdings	464
Net Investment Advisory Fees	$2,197,505
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.6%
Industrials	18.5%
Consumer Discretionary	11.8%
Health Care	7.8%
Information Technology	7.4%
Consumer Staples	7.3%
Materials	5.7%
Energy	4.3%
Utilities	4.1%
Communication Services	3.5%
Real Estate	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.1%
United Kingdom	12.3%
Switzerland	8.5%
France	8.0%
Germany	7.7%
Australia	7.2%
Canada	6.4%
Italy	4.8%
Netherlands	4.3%
Sweden	3.0%
Other#	14.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000157303 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Class Name	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Trading Symbol	HAWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.82%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI ACWI ex USA 100% Hedged to USD Index (Net) returned 13.51%.
What contributed to performance?
Chinese equities were the primary contributor to the Fund’s return during the reporting period. Investor sentiment improved due to government stimulus to stimulate the economy and boost demand even amid rising trade tensions. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. Among financials stocks, rising dividend payouts and historically low valuations further supported diversified banks. In Germany, optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the United Kingdom, banking stocks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.82%	12.32%	8.07%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI ACWI ex USA 100% Hedged to USD Index (Net)	13.51	12.35	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 258,568,015
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 65,886
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$258,568,015
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$65,886
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.2%
Forward foreign currency exchange contracts, net cumulative appreciation	2.6%
Other assets less liabilities	(2.7)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	25.4%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	10.1%
Health Care	7.9%
Consumer Staples	6.5%
Communication Services	6.4%
Materials	6.2%
Energy	4.6%
Utilities	3.1%
Real Estate	1.7%
(a)	The underlying fund is iShares MSCI ACWI ex U.S. ETF.
(b)	Excludes money market funds.

C000099140 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Min Vol Factor ETF
Class Name	iShares MSCI EAFE Min Vol Factor ETF
Trading Symbol	EFAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.84%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the MSCI EAFE Minimum Volatility Index (Net) returned 15.21%.
What contributed to performance?
Equities in Singapore were the largest contributors to the Fund’s return during the reporting period. Despite rising trade tensions, solid economic growth and steady labor markets buoyed markets, particularly in the financials sector. Banks and a financial exchange operator gained amid wealth management growth and heightened trading activity. In Switzerland, insurance firms were notable contributors. Both multi-line and reinsurance companies were supported by growth across business units. Japanese equities also contributed, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. Software and services stocks gained on growing demand for digital solutions.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.84%	6.90%	4.97%
MSCI All Country World Index (Net)	15.87	12.79	10.05
MSCI EAFE Minimum Volatility Index (Net)	15.21	6.90	4.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,203,493,090
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 11,346,869
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,203,493,090
Number of Portfolio Holdings	237
Net Investment Advisory Fees	$11,346,869
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.4%
Industrials	14.4%
Health Care	13.3%
Consumer Staples	12.5%
Communication Services	10.2%
Utilities	8.5%
Consumer Discretionary	5.8%
Information Technology	5.3%
Energy	5.2%
Real Estate	3.1%
Materials	2.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	26.4%
Switzerland	11.6%
United Kingdom	9.6%
France	7.1%
Hong Kong	6.2%
Germany	5.9%
Singapore	5.6%
Spain	4.6%
Netherlands	4.0%
Australia	3.8%
Other#	15.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000061364 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ETF
Class Name	iShares MSCI ACWI ETF
Trading Symbol	ACWI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.70%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87%.
What contributed to performance?
U.S. equities were the largest contributor to the Fund’s return during the reporting period. Donald Trump’s election triggered a notable rally, as investors anticipated pro-business policies such as tax cuts and deregulation. However, market volatility spiked amid trade tensions and regulatory uncertainty. Leading returns were semiconductors and semiconductor equipment and software stocks in the information technology sector, amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Meanwhile, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Financial services firms were beneficiaries of resilient equity markets, recovering investor sentiment, rising assets under management, and high trading volumes. Communications firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth, fueled by AI investments that improved ad targeting and performance.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and political upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.70%	12.77%	10.17%
MSCI All Country World Index (Net)	15.87	12.79	10.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 22,036,393,523
Holdings Count | Holding	2,250
Advisory Fees Paid, Amount	$ 62,257,717
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,036,393,523
Number of Portfolio Holdings	2,250
Net Investment Advisory Fees	$62,257,717
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.6%
Financials	17.7%
Industrials	11.0%
Consumer Discretionary	10.4%
Communication Services	8.7%
Health Care	8.5%
Consumer Staples	5.6%
Energy	3.6%
Materials	3.4%
Utilities	2.6%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.1%
Japan	4.7%
United Kingdom	3.3%
China	3.1%
Canada	2.8%
France	2.4%
Germany	2.2%
Switzerland	2.1%
Taiwan	2.0%
India	1.8%
Other#	10.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000133231 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE ETF
Class Name	iShares Currency Hedged MSCI EAFE ETF
Trading Symbol	HEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[2]
Expense Ratio, Percent	0.03%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 11.04%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE® 100% Hedged to USD Index (Net) returned 11.14%.
What contributed to performance?
German stocks were the largest contributors to the Fund’s performance during the reporting period. Aerospace and defense companies in the industrials sector were boosted after the country passed legislation that removed a borrowing restriction for military spending, fueling companies that manufacture engines and those that develop ammunition and air defense systems. Financials stocks in the United Kingdom also contributed, as banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. In France, aerospace and defense companies in the industrials sector gained, as the country announced plans to increase military spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.04%	14.68%	8.66%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE® 100% Hedged to USD Index (Net)	11.14	14.76	8.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,361,538,051
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,843,133
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,361,538,051
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,843,133
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	10.2%
Forward foreign currency exchange contracts, net cumulative appreciation	3.1%
Other assets less liabilities	(13.1)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	24.6%
Industrials	19.4%
Health Care	11.0%
Consumer Discretionary	9.6%
Consumer Staples	7.9%
Information Technology	7.9%
Materials	5.6%
Communication Services	5.2%
Utilities	3.5%
Energy	3.4%
Real Estate	1.9%
(a)	The underlying fund is iShares MSCI EAFE ETF.
(b)	Excludes money market funds.

C000148919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China A ETF
Class Name	iShares MSCI China A ETF
Trading Symbol	CNYA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.34%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 17.18% and the MSCI China A Inclusion Index (Spliced) returned 20.57%.
What contributed to performance?
Chinese banks were the leading contributors to the Fund’s return during the reporting period. These banks benefited from efforts to boost lending capacity and strengthen balance sheets due to the government’s historic stimulus measures, which included capital injections, liquidity support, relaxed lending rules, and lower reserve requirements. Insurance companies were also substantial contributors, driven by increased policy sales, positive market sentiment, and government support. In the information technology sector, technology hardware stocks that provide the manufacturing and infrastructure for artificial intelligence (“AI”) gained amid a surge in demand. Semiconductor companies were buoyed by robust domestic demand and government investments to reduce reliance on foreign technology and building a self-sufficient domestic supply chain. Also contributing were firms in the industrials sector that provide the electrical components needed to power AI.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2016 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.34%	(1.65)%	4.53%
MSCI Emerging Markets Index (Net)	17.18	5.40	7.41
MSCI China A Inclusion Index (Spliced)	20.57	(1.22)	4.09

Performance Inception Date	Jun. 13, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 198,091,406
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 1,534,902
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$198,091,406
Number of Portfolio Holdings	397
Net Investment Advisory Fees	$1,534,902
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.0%
Information Technology	17.9%
Industrials	14.8%
Consumer Staples	10.5%
Materials	9.2%
Consumer Discretionary	6.8%
Health Care	6.4%
Utilities	4.3%
Energy	3.0%
Communication Services	1.2%
Real Estate	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	4.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.8%
China Merchants Bank Co. Ltd., Class A	2.3%
China Yangtze Power Co. Ltd., Class A	1.7%
Ping An Insurance Group Co. of China Ltd., Class A	1.5%
BYD Co. Ltd., Class A	1.4%
Agricultural Bank of China Ltd., Class A	1.3%
Industrial & Commercial Bank of China Ltd., Class A	1.2%
Wuliangye Yibin Co. Ltd., Class A	1.2%
Industrial Bank Co. Ltd., Class A	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	4.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.8%
China Merchants Bank Co. Ltd., Class A	2.3%
China Yangtze Power Co. Ltd., Class A	1.7%
Ping An Insurance Group Co. of China Ltd., Class A	1.5%
BYD Co. Ltd., Class A	1.4%
Agricultural Bank of China Ltd., Class A	1.3%
Industrial & Commercial Bank of China Ltd., Class A	1.2%
Wuliangye Yibin Co. Ltd., Class A	1.2%
Industrial Bank Co. Ltd., Class A	1.2%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary fee waiver during the prior fiscal year.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary fee waiver during the prior fiscal year.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000140337 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Europe ETF
Class Name	iShares Core MSCI Europe ETF
Trading Symbol	IEUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.59%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Europe IMI (Net) returned 13.97%.
What contributed to performance?
During the reporting period, German stocks were driven by strong corporate earnings from global-facing companies. In particular, capital goods companies contributed to the Fund’s return due to optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending. Meanwhile, diversified capital markets companies benefited from strong trading volume and solid investment banking revenue. Insurance names were supported by growth across business lines. In the United Kingdom, banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Aerospace and defense firms in France were also supported by increased national defense spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.59%	11.03%	6.46%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Europe IMI (Net)	13.97	10.85	6.27

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,719,153,481
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 4,584,055
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,719,153,481
Number of Portfolio Holdings	1,011
Net Investment Advisory Fees	$4,584,055
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.9%
Industrials	20.2%
Health Care	12.5%
Consumer Staples	9.1%
Consumer Discretionary	8.4%
Information Technology	6.9%
Materials	5.6%
Energy	4.3%
Communication Services	4.3%
Utilities	4.2%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.3%
France	15.9%
Germany	15.0%
Switzerland	13.9%
Netherlands	6.4%
Sweden	5.6%
Italy	5.1%
Spain	5.0%
Denmark	3.0%
Belgium	1.8%
Other#	5.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000119715 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI EAFE ETF
Class Name	iShares Core MSCI EAFE ETF
Trading Symbol	IEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 12.65%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE IMI Index (Net) returned 13.21%.
What contributed to performance?
During the reporting period, German stocks were driven by strong corporate earnings from global-facing companies. In particular, financials benefited the Fund’s return due to strong trading volume and solid investment banking revenue, while optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the United Kingdom, banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Capital markets firms were aided by broader market optimism, sustained investment income, and fee growth in wealth and asset management. Japanese equities also contributed, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. In particular, industrials stocks gained, particularly among capital goods companies.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.65%	10.17%	6.31%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE IMI Index (Net)	13.21	10.07	6.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 140,934,689,802
Holdings Count | Holding	2,609
Advisory Fees Paid, Amount	$ 89,060,409
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$140,934,689,802
Number of Portfolio Holdings	2,609
Net Investment Advisory Fees	$89,060,409
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.9%
Industrials	20.0%
Health Care	10.3%
Consumer Discretionary	10.1%
Information Technology	8.1%
Consumer Staples	7.5%
Materials	6.1%
Communication Services	5.1%
Utilities	3.4%
Energy	3.3%
Real Estate	3.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.6%
United Kingdom	14.8%
France	10.0%
Germany	9.5%
Switzerland	8.8%
Australia	7.5%
Netherlands	4.1%
Sweden	3.6%
Italy	3.2%
Spain	3.2%
Other#	11.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000149147 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Momentum Factor ETF
Class Name	iShares MSCI Intl Momentum Factor ETF
Trading Symbol	IMTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.16%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Momentum Index (Net) returned 16.83%.
What contributed to performance?
Stocks with momentum characteristics advanced across regions during the reporting period. Most notably, industrials stocks from Germany contributed to the Fund’s return. This included a heavy electrical equipment maker that gained amid increased demand for electrification and grid technologies, fueled by the artificial intelligence boom and the growing power needs for data centers. Additionally, aerospace and defense names rose following a historic fiscal stimulus plan to increase defense spending. In Canada, equities advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. In the financials sector, banks advanced on solid earnings and steady dividends. Banks in the United Kingdom were supported by strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.16%	9.45%	7.64%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI World ex USA Momentum Index (Net)	16.83	9.79	7.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,065,285,614
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 7,436,771
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,065,285,614
Number of Portfolio Holdings	306
Net Investment Advisory Fees	$7,436,771
Portfolio Turnover Rate	109%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.2%
Industrials	17.3%
Communication Services	8.5%
Information Technology	6.9%
Consumer Staples	6.7%
Health Care	6.2%
Consumer Discretionary	5.3%
Materials	4.4%
Utilities	4.1%
Energy	1.7%
Real Estate	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Germany	16.8%
United Kingdom	13.6%
Japan	13.6%
Canada	13.4%
Switzerland	7.4%
France	6.3%
Australia	5.8%
Spain	5.5%
Italy	4.4%
Singapore	2.7%
Other#	10.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000149148 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Quality Factor ETF
Class Name	iShares MSCI Intl Quality Factor ETF
Trading Symbol	IQLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 7.50%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Sector Neutral Quality Index (Net) returned 8.51%.
What contributed to performance?
Stocks with quality characteristics advanced across several regions during the reporting period, particularly in the insurance segment, supported by their relatively stable cash flows and attractive dividends amid heightened market volatility. In Germany, a large multi-line insurance firm gained due to increased business volume, strength across business segments, and a robust dividend policy. Meanwhile, reinsurance companies, which help primary insurers manage risk by covering large or catastrophic losses, experienced strong operational performance. In the United Kingdom, companies in the financials space benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Insurance and reinsurance firms from Switzerland posted solid gains across business lines, strong underwriting margins, and attractive dividend policies.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.50%	9.14%	6.99%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI World ex USA Sector Neutral Quality Index (Net)	8.51	9.37	7.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,645,834,967
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 27,204,826
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,645,834,967
Number of Portfolio Holdings	308
Net Investment Advisory Fees	$27,204,826
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.6%
Industrials	18.2%
Health Care	9.6%
Consumer Discretionary	8.9%
Information Technology	8.7%
Consumer Staples	7.5%
Materials	6.5%
Energy	5.1%
Communication Services	4.7%
Utilities	3.4%
Real Estate	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	17.8%
Switzerland	14.7%
Japan	12.8%
France	7.9%
Canada	7.4%
Germany	7.3%
Netherlands	6.8%
Australia	5.6%
Sweden	3.5%
Hong Kong	2.8%
Other#	13.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000140338 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Pacific ETF
Class Name	iShares Core MSCI Pacific ETF
Trading Symbol	IPAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 9.94%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Pacific IMI (Net) returned 10.75%.
What contributed to performance?
Japanese equities were the largest contributors to the Fund’s return during the reporting period. In the industrials sector, companies in the capital goods space were supported by a recovering domestic economy, positive inflation trends, and corporate reforms. As the Bank of Japan raised interest rates, banks benefited from the country’s return to monetary policy normalization and moderate inflation. In Australia, diversified banks benefited from solid lending growth across business and retail customers. Hong Kong equities gained amid supportive policies and economic stimulus from mainland China. Financials stocks contributed amid resilient capital markets and improved investor sentiment.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.94%	8.46%	5.94%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Pacific IMI (Net)	10.75	8.56	5.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,748,241,714
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 1,808,691
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,748,241,714
Number of Portfolio Holdings	1,367
Net Investment Advisory Fees	$1,808,691
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.5%
Industrials	20.3%
Consumer Discretionary	13.5%
Information Technology	9.3%
Materials	7.2%
Communication Services	6.7%
Health Care	6.4%
Real Estate	5.9%
Consumer Staples	4.9%
Utilities	1.9%
Energy	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	67.0%
Australia	21.2%
Hong Kong	5.9%
Singapore	5.2%
New Zealand	0.7%
China	0.0	%(b)
Canada	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000153270 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Equity Factor ETF
Class Name	iShares Global Equity Factor ETF
Trading Symbol	GLOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.40%.
  For the same period, the S&P Global Broad Market Index (Net) returned 15.04% and the STOXX Global Equity Factor Index (Spliced) returned 16.06%.
What contributed to performance?
During the reporting period, stocks in the U.S. information technology sector were the largest drivers of the Fund’s return. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Meanwhile, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Japanese equities also contributed, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives. U.S. healthcare stocks were also modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.40%	13.21%	9.44%
S&P Global Broad Market Index (Net)	15.04	12.34	9.63
STOXX Global Equity Factor Index (Spliced)	16.06	13.21	9.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 146,293,125
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 232,065
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$146,293,125
Number of Portfolio Holdings	608
Net Investment Advisory Fees	$232,065
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.4%
Financials	18.3%
Consumer Discretionary	12.6%
Industrials	9.3%
Health Care	8.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	3.4%
Utilities	2.9%
Materials	2.8%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.7%
Japan	6.3%
China	3.5%
United Kingdom	2.9%
Canada	2.9%
Switzerland	2.4%
Taiwan	2.1%
Australia	1.8%
South Korea	1.8%
France	1.5%
Other#	13.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000050168 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Small-Cap ETF
Class Name	iShares MSCI Europe Small-Cap ETF
Trading Symbol	IEUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.32%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Europe Small Cap Index (Net) returned 15.09%.
What contributed to performance?
The largest contributors to the Fund’s return were financials stocks from the United Kingdom. Capital markets firms were aided by broader market optimism, solid net inflows, and robust fee income, while property and casualty insurers benefited from healthy underwriting results and strong performance across business lines. The industrials sector in both Germany and Switzerland benefited as companies rushed to export goods in anticipation of potential tariffs from the United States. Swiss capital goods providers were helped by growth in the data center industry, while in Germany capital goods firms gained on robust defense spending after the country passed legislation removing a borrowing restriction for military expenditures.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.32%	8.72%	6.23%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Europe Small Cap Index (Net)	15.09	8.85	6.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 147,013,500
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 401,339
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$147,013,500
Number of Portfolio Holdings	838
Net Investment Advisory Fees	$401,339
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.1%
Financials	16.2%
Consumer Discretionary	11.8%
Real Estate	9.1%
Health Care	7.3%
Materials	7.3%
Information Technology	6.7%
Communication Services	5.4%
Consumer Staples	3.9%
Energy	3.6%
Utilities*	2.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	29.0%
Sweden	11.2%
Switzerland	10.8%
Germany	9.4%
France	7.8%
Italy	7.1%
Norway	4.6%
Denmark	4.0%
Belgium	3.3%
Spain	3.2%
Other#	9.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000061363 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ex U.S. ETF
Class Name	iShares MSCI ACWI ex U.S. ETF
Trading Symbol	ACWX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.02%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73%.
What contributed to performance?
Chinese equities were the primary contributor to the Fund’s return during the reporting period. Investor sentiment improved due to government stimulus to stimulate the economy and boost demand even amid rising trade tensions. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. Among financials stocks, rising dividend payouts and historically low valuations further supported diversified banks. In Germany, optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the United Kingdom, banking stocks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.02%	8.87%	5.93%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,363,046,165
Holdings Count | Holding	1,724
Advisory Fees Paid, Amount	$ 16,546,982
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,363,046,165
Number of Portfolio Holdings	1,724
Net Investment Advisory Fees	$16,546,982
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.4%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	10.1%
Health Care	7.9%
Consumer Staples	6.5%
Communication Services	6.4%
Materials	6.2%
Energy	4.6%
Utilities	3.1%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	13.4%
United Kingdom	9.3%
China	8.7%
Canada	8.1%
France	6.9%
Germany	6.4%
Switzerland	5.9%
Taiwan	5.8%
India	5.1%
Australia	4.4%
Other#	26.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000119716 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Total International Stock ETF
Class Name	iShares Core MSCI Total International Stock ETF
Trading Symbol	IXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.30%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI ACWI ex USA IMI (Net) returned 14.67%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to notable growth in its gaming and advertising units. In the financials sector, larger banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Germany, a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In Canada, equities advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. In the financials sector, banks advanced on solid earnings and steady dividends.
What detracted from performance?
Detracting from the Fund’s return during the reporting period was a Danish healthcare company. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.30%	9.21%	6.32%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI ACWI ex USA IMI (Net)	14.67	9.18	6.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 45,695,162,079
Holdings Count | Holding	4,213
Advisory Fees Paid, Amount	$ 28,168,630
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$45,695,162,079
Number of Portfolio Holdings	4,213
Net Investment Advisory Fees	$28,168,630
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.5%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	10.3%
Health Care	7.8%
Materials	6.9%
Consumer Staples	6.3%
Communication Services	6.1%
Energy	4.5%
Utilities	3.1%
Real Estate*	2.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	14.7%
United Kingdom	9.2%
China	8.0%
Canada	7.9%
France	6.2%
Germany	5.9%
Taiwan	5.8%
Switzerland	5.6%
India	5.4%
Australia	4.7%
Other#	26.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000082529 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Financials ETF
Class Name	iShares MSCI Europe Financials ETF
Trading Symbol	EUFN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$60	0.49%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 43.73%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Europe Financials Index (Net) returned 44.76%.
What contributed to performance?
The largest contributor to the Fund’s return were financials stocks from the United Kingdom. Banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Capital markets firms were aided by broader market optimism, sustained investment income, and fee growth in wealth and asset management. Insurance firms also aided performance, supported by strong financial performance, strategic initiatives, and positive market sentiment. In Germany, diversified capital markets companies benefited from robust trading volume and solid investment banking revenue, while insurance names were supported by growth across business lines. Meanwhile, Italian banks benefited from strong fee and trading income, as well as increased wealth management capabilities.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	43.73%	22.53%	7.51%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Europe Financials Index (Net)	44.76	22.67	7.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,084,323,616
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 12,414,005
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,084,323,616
Number of Portfolio Holdings	87
Net Investment Advisory Fees	$12,414,005
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	52.2%
Insurance	27.3%
Capital Markets	14.9%
Financial Services	5.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.1%
Germany	14.4%
Switzerland	12.9%
Italy	10.5%
Spain	10.2%
France	9.4%
Sweden	6.6%
Netherlands	6.2%
Belgium	1.6%
Denmark	1.2%
Other#	3.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000236410 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Neuroscience and Healthcare ETF
Class Name	iShares Neuroscience and Healthcare ETF
Trading Symbol	IBRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$45	0.47%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (8.93)%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Neuro Biopharma and MedTech Index (Net) returned (8.48)%.
What contributed to performance?
A Swedish company that provides communication solutions for people with disabilities was among the leading contributors to the Fund’s return during the reporting period. The firm benefited from attractive acquisitions, technology developments, and strong product launches, including an iPad-based speech generating device for conditions such as autism. Additionally, a Belgian biotechnology company specializing in autoimmune disease treatments climbed following progress in its clinical pipeline and a key drug approval.
What detracted from performance?
U.S. biotechnology stocks detracted the most from the Fund’s return. During the reporting period, the sector faced increasing challenges amid steep funding cuts, abrupt leadership changes at the Food and Drug Administration (“FDA”), and policy upheaval. Generally, companies involved in gene therapy faltered due to decreased funding. In addition, a company engineering genetic solutions for rare diseases plummeted following the deaths of several patients linked to their gene therapy, causing a pause in clinical trials. Mixed clinical trial data, regulatory delays, and the possibility of a securities investigation pushed a company developing therapies for genetically driven, neuromuscular diseases lower. In the pharmaceuticals segment, several companies faltered due to failed clinical trials and requests for additional information from the FDA, which signifies a delay in the approval process.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 24, 2022 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(8.93)%	(2.52)%
MSCI All Country World Index (Net)	15.87	15.74
NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)	(8.48)	(2.30)

Performance Inception Date	Aug. 24, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,498,883
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 17,227
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,498,883
Number of Portfolio Holdings	54
Net Investment Advisory Fees	$17,227
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	66.9%
Pharmaceuticals	24.3%
Health Care Equipment & Supplies	5.9%
Technology Hardware, Storage & Peripherals	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	74.4%
Sweden	4.9%
Netherlands	4.7%
South Korea	4.3%
Denmark	3.2%
Australia	2.8%
Japan	1.8%
Switzerland	1.5%
France	0.9%
China	0.9%
Canada	0.6%
(a)	Excludes money market funds.

C000154548 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Small-Cap Equity Factor ETF
Class Name	iShares International Small-Cap Equity Factor ETF
Trading Symbol	ISCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.06%.
  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 14.03% and the STOXX International Small-Cap Equity Factor Index (Spliced) returned 19.92%.
What contributed to performance?
Japanese small capitalization stocks contributed the most to the Fund’s return during the reporting period, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. In the industrials sector, construction and engineering firms benefited from growing demand for energy-saving solutions and government initiatives. In Canada, equities advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. Financials and industrials stocks were notable contributors. In Germany, small capitalization industrials stocks were supported by increased exports in anticipation of potential tariffs from the United States, as well as improving economic growth.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.06%	10.17%	7.52%
S&P Developed ex US Broad Market Index (Net)	14.03	10.03	6.33
STOXX International Small-Cap Equity Factor Index (Spliced)	19.92	10.42	7.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 411,017,080
Holdings Count | Holding	1,061
Advisory Fees Paid, Amount	$ 1,040,725
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$411,017,080
Number of Portfolio Holdings	1,061
Net Investment Advisory Fees	$1,040,725
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.4%
Financials	15.2%
Consumer Discretionary	14.5%
Information Technology	9.4%
Real Estate	9.4%
Materials	9.2%
Health Care	5.0%
Communication Services	4.6%
Energy	4.1%
Consumer Staples	3.6%
Utilities*	3.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.0%
United Kingdom	13.4%
Canada	8.9%
Australia	6.7%
Switzerland	6.7%
Germany	6.2%
France	5.5%
Sweden	3.6%
Italy	3.3%
Spain	3.1%
Other#	17.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000157306 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Class Name	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Trading Symbol	HSCZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[3]
Expense Ratio, Percent	0.03%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.65%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Small Cap 100% Hedged to USD Index (Net) returned 15.35%.
What contributed to performance?
Japanese small-cap stocks were among the largest contributors to the Fund’s return during the reporting period. The country benefited from continued stock buybacks and mild inflation supporting wage gains and consumer confidence. A trade agreement between the U.S. and Japan announced late in the reporting period further boosted equities, as the lower-than-expected tariffs removed a major uncertainty on the broader industrial sector. The machinery segment was further supported by increased demand and efforts to integrate advanced technology. Meanwhile, consumer discretionary stocks benefited from strong domestic demand. Despite ongoing tensions, Israeli stocks gained, driven largely by foreign investment flows. In particular, financial firms experienced positive trends. Also contributing were financial stocks in the United Kingdom. Banks benefited from strong balance sheets and robust performance from wealth and asset management units, while capital markets firms were aided by sustained investment income and fee growth in wealth and asset management.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.65%	13.80%	9.31%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Small Cap 100% Hedged to USD Index (Net)	15.35	13.92	9.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 162,577,702
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 45,728
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$162,577,702
Number of Portfolio Holdings	115
Net Investment Advisory Fees	$45,728
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.1%
Forward foreign currency exchange contracts, net cumulative appreciation	3.2%
Other assets less liabilities	(3.1)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	24.0%
Financials	13.1%
Consumer Discretionary	12.9%
Real Estate	11.2%
Materials	9.2%
Information Technology	8.9%
Health Care	5.6%
Consumer Staples	5.5%
Communication Services	4.4%
Energy	2.8%
Utilities	2.4%
(a)	The underlying fund is iShares MSCI EAFE Small-Cap ETF.
(b)	Excludes money market funds.

C000210492 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future Cloud 5G and Tech ETF
Class Name	iShares Future Cloud 5G and Tech ETF
Trading Symbol	IDAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Future Cloud 5G and Tech ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Cloud 5G and Tech ETF	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 20.65%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Morningstar Global Digital Infrastructure & Connectivity Index (Net) returned 21.41%.
What contributed to performance?
During the reporting period, technology hardware stocks in the U.S. information technology sector contributed the most to the Fund’s return. Firms in the technology hardware, storage, and peripherals segment were buoyed by enthusiasm for artificial intelligence (“AI”) and the associated demand for high-performance computing and storage solutions. In the communications equipment space, companies leveraged AI to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Semiconductor stocks gained amid continued demand for AI and generative AI workloads, data center expansions, and continued innovation in chips and network solutions. Also contributing was a cloud-based customer engagement platform in the internet services and infrastructure space that benefited from strategic partnerships, increasing demand for innovative solutions, and new product launches.
What detracted from performance?
Electrical component companies from Japan detracted from the Fund’s performance during the reporting period. Manufacturers of ceramic capacitors for smartphones faced headwinds from slowing global demand and uncertainty over tariffs, with profitability further squeezed by a stronger yen that raised the cost of exports.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 8, 2021 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	20.65%	10.53%
MSCI All Country World Index (Net)	15.87	8.21
Morningstar Global Digital Infrastructure & Connectivity Index (Net)	21.41	10.75

Performance Inception Date	Jun. 08, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,835,687
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,607
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,835,687
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$36,607
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	34.2%
Technology Hardware, Storage & Peripherals	13.6%
Communications Equipment	11.2%
Electronic Equipment, Instruments & Components	9.2%
Software	8.2%
Specialized REITs	7.5%
Diversified Telecommunication Services	6.4%
IT Services	3.5%
Electrical Equipment	2.8%
Chemicals	2.1%
Media	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	79.2%
Taiwan	3.6%
Germany	2.7%
Spain	2.4%
Finland	2.2%
Japan	2.2%
Sweden	2.1%
China	1.8%
Italy	1.3%
Norway	0.7%
Other#	1.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024.
On June 11, 2025, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 18, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 19, 2025. Proceeds of the liquidation were sent to shareholders on August 21, 2025.

C000012200 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Growth ETF
Class Name	iShares MSCI EAFE Growth ETF
Trading Symbol	EFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 5.51%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Growth Index (Net) returned 6.73%.
What contributed to performance?
Growth stocks from Germany were the largest contributors to the Fund’s return during the reporting period, particularly aerospace and defense companies in the industrials sector. The country passed legislation that removed a borrowing restriction for military spending, fueling companies that manufacture engines and those that develop ammunition and air defense systems. Software and services companies also gained, benefiting from increasing revenue from cloud services and artificial intelligence integration. In the United Kingdom, key players in the aerospace and defense space were supported by increased defense spending in response to geopolitical tensions. Meanwhile in France, manufacturers of aircraft, systems, and related equipment benefited from growing air travel demand alongside rising defense spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives. Additionally, macroeconomic concerns and the potential impacts of trade tariffs negatively pressured a Dutch semiconductor materials and equipment company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.51%	5.93%	5.80%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Growth Index (Net)	6.73	6.31	6.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 12,605,800,135
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 48,843,979
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,605,800,135
Number of Portfolio Holdings	366
Net Investment Advisory Fees	$48,843,979
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	28.3%
Health Care	14.2%
Information Technology	13.8%
Financials	12.6%
Consumer Discretionary	12.3%
Consumer Staples	7.3%
Communication Services	5.3%
Materials	3.9%
Utilities	1.5%
Real Estate	0.6%
Energy	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.9%
France	12.7%
United Kingdom	12.2%
Germany	10.4%
Switzerland	9.7%
Australia	7.1%
Netherlands	5.5%
Sweden	3.9%
Denmark	3.2%
Spain	2.5%
Other#	10.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2024, the investment management agreement was amended to add an additional breakpoint of 0.2793% per annum of net assets in excess of $13.5 billion.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, the investment management agreement was amended to add an additional breakpoint of 0.2793% per annum of net assets in excess of $13.5 billion.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000052896 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Small-Cap ETF
Class Name	iShares MSCI EAFE Small-Cap ETF
Trading Symbol	SCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.80%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Small Cap Index (Net) returned 15.76%.
What contributed to performance?
Japanese small-cap stocks were among the largest contributors to the Fund’s return during the reporting period. The country benefited from continued stock buybacks and mild inflation supporting wage gains and consumer confidence. A trade agreement between the U.S. and Japan announced late in the reporting period further boosted equities, as the lower-than-expected tariffs removed a major uncertainty on the broader industrial sector. The machinery segment was further supported by increased demand and efforts to integrate advanced technology. Meanwhile, consumer discretionary stocks benefited from strong domestic demand. Despite ongoing tensions, Israeli stocks gained, driven largely by foreign investment flows. In particular, financial firms experienced positive trends. Also contributing were financial stocks in the United Kingdom. Banks benefited from strong balance sheets and robust performance from wealth and asset management units, while capital markets firms were aided by sustained investment income and fee growth in wealth and asset management.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.80%	8.34%	6.25%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Small Cap Index (Net)	15.76	8.54	6.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 10,165,563,522
Holdings Count | Holding	2,012
Advisory Fees Paid, Amount	$ 36,346,182
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,165,563,522
Number of Portfolio Holdings	2,012
Net Investment Advisory Fees	$36,346,182
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.0%
Financials	13.1%
Consumer Discretionary	12.9%
Real Estate	11.2%
Materials	9.2%
Information Technology	8.9%
Health Care	5.6%
Consumer Staples	5.5%
Communication Services	4.4%
Energy	2.8%
Utilities	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	35.4%
United Kingdom	13.3%
Australia	10.1%
Sweden	5.2%
Switzerland	5.0%
Germany	4.3%
Israel	4.1%
France	3.6%
Italy	3.3%
Norway	2.1%
Other#	13.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000179059 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI International Developed Markets ETF
Class Name	iShares Core MSCI International Developed Markets ETF
Trading Symbol	IDEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.63%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Investable Market Index (Net) returned 14.10%.
What contributed to performance?
During the reporting period, German stocks contributed to the Fund’s return, driven by strong corporate earnings from global-facing companies. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the financials sector, insurance names were supported by growth across business lines. In Canada, financials stocks advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. Financials stocks from the United Kingdom were another contributor. Banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
Detracting from the Fund’s return during the reporting period was a Danish healthcare company. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 21, 2017 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.63%	10.54%	7.70%
MSCI ACWI ex USA Index (Net)	14.73	9.11	7.01
MSCI World ex USA Investable Market Index (Net)	14.10	10.41	7.49

Performance Inception Date	Mar. 21, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,957,116,100
Holdings Count | Holding	2,245
Advisory Fees Paid, Amount	$ 6,705,344
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,957,116,100
Number of Portfolio Holdings	2,245
Net Investment Advisory Fees	$6,705,344
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.1%
Industrials	19.0%
Consumer Discretionary	9.4%
Health Care	9.1%
Information Technology	8.3%
Consumer Staples	7.1%
Materials	7.0%
Energy	4.8%
Communication Services	4.7%
Utilities	3.4%
Real Estate	3.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.0%
United Kingdom	13.1%
Canada	11.3%
France	8.9%
Germany	8.4%
Switzerland	7.8%
Australia	6.6%
Netherlands	3.6%
Sweden	3.2%
Italy	2.9%
Other#	13.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000156614 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Value Factor ETF
Class Name	iShares MSCI Intl Value Factor ETF
Trading Symbol	IVLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.49%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Enhanced Value Index (Net) returned 19.83%.
What contributed to performance?
During the reporting period, stocks with value characteristics contributed to the Fund’s return. In the United Kingdom, diversified banks were supported by strong balance sheets, robust performance from investment banking units, and solid trading activity. In the consumer staples sector, tobacco companies gained due to their attractive dividend yields and as they diversified their product lines. Industrials stocks from Germany also contributed to the Fund’s return, including a heavy electrical equipment maker that gained amid increased demand for its electrification and grid technologies, fueled by the artificial intelligence boom and the growing power needs for data centers. Additionally, a diversified capital markets company benefited from revenue growth across its business units and operational efficiency improvements. The French financials sector also contributed, helped by increased distributions to shareholders, strong trading activity, and solid investment banking revenue.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.49%	15.80%	6.29%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI World ex USA Enhanced Value Index (Net)	19.83	16.01	6.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,346,703,745
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 5,797,193
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,346,703,745
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$5,797,193
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.3%
Industrials	18.0%
Health Care	9.8%
Consumer Discretionary	8.8%
Consumer Staples	8.0%
Information Technology	7.9%
Materials	6.4%
Energy	4.9%
Communication Services	4.7%
Utilities	3.5%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	29.6%
United Kingdom	16.4%
Germany	11.7%
France	11.5%
Spain	4.3%
Switzerland	4.0%
Italy	3.9%
Canada	3.1%
Netherlands	2.9%
Hong Kong	2.4%
Other#	10.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240517 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Breakthrough Environmental Solutions ETF
Class Name	iShares Breakthrough Environmental Solutions ETF
Trading Symbol	ETEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 1.59%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Morningstar Global Emerging Green Technologies Select Index (Net) returned 2.28%.
What contributed to performance?
As a long-time leader in renewable energy and environmental technologies, German stocks were the top contributors to the Fund’s return during the reporting period. A heavy electrical equipment maker gained amid increased demand for its electrification and grid technologies. The firm continues to make significant progress in reducing CO₂e emissions from its operations. In China, electric vehicle (“EV”) makers experienced robust vehicle deliveries and technological advancements while making progress towards its sustainability objectives.
What detracted from performance?
Information technology stocks in the United States were the largest detractors from the Fund’s return during the reporting period. The potential elimination of the tax credit designed to encourage the installation of clean energy systems at the end of 2025 pressured solar renewable companies within the semiconductor materials and equipment segment. A leading Japanese manufacturer specializing in industrial automation and robotics detracted amid weak demand and geopolitical risks, including tariff policies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 28, 2023 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	1.59%	(5.06)%
MSCI All Country World Index (Net)	15.87	20.26
Morningstar Global Emerging Green Technologies Select Index (Net)	2.28	(4.48)

Performance Inception Date	Mar. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,368,220
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 14,953
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,368,220
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$14,953
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	37.9%
Machinery	18.7%
Electrical Equipment	17.9%
Automobiles	14.4%
Automobile Components	6.4%
Chemicals	4.1%
Electronic Equipment, Instruments & Components	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	33.8%
China	28.7%
Japan	19.4%
Germany	5.7%
Finland	4.1%
Denmark	3.4%
Taiwan	2.8%
South Korea	2.1%
(a)	Excludes money market funds.

C000210493 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Cybersecurity and Tech ETF
Class Name	iShares Cybersecurity and Tech ETF
Trading Symbol	IHAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 9.03%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Cyber Security Index (Net) returned 9.57%.
What contributed to performance?
In the United States, information technology stocks contributed the most to the Fund’s return, most notably in the systems software space. Escalating cyber threats, including phishing, malware, and ransomware, supported prominent cybersecurity firms. These firms increasingly integrated artificial intelligence (“AI”) into their solutions to improve efficiency. In the technology hardware and equipment segment, a firm that provides network security applications to protect homes from malicious websites and viruses, as well as advanced screen time and content controls for parents, also contributed. In Taiwan, a network and communication equipment manufacturer that provides hardware and software solutions for data centers and enterprise networks benefited from robust demand for its network switches, which are geared towards handling the high demands of cloud data centers. Further, in Israel, an identity security solutions provider gained amid growing demand for its protection solutions.
What detracted from performance?
An Indian technology company specializing in digital public infrastructure detracted from the Fund’s performance during the reporting period. The company’s shares declined after it was eliminated from the bidding process for a domestic government project.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 11, 2019 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.03%	8.88%	12.72%
MSCI All Country World Index (Net)	15.87	12.79	11.97
NYSE FactSet Global Cyber Security Index (Net)	9.57	8.95	12.85

Performance Inception Date	Jun. 11, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 916,852,785
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,324,912
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$916,852,785
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$4,324,912
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	63.5%
Professional Services	15.0%
IT Services	11.5%
Communications Equipment	10.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.9%
Israel	9.0%
Taiwan	5.2%
Japan	4.7%
Canada	3.1%
Germany	1.9%
Denmark	1.9%
Malaysia	1.6%
United Kingdom	0.7%
South Korea	0.5%
India	0.5%
(a)	Excludes money market funds.

C000012081 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE ETF
Class Name	iShares MSCI EAFE ETF
Trading Symbol	EFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 11.92%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Index (Net) returned 12.77%.
What contributed to performance?
German stocks were the largest contributors to the Fund’s performance during the reporting period. Aerospace and defense companies in the industrials sector were boosted after the country passed legislation that removed a borrowing restriction for military spending, fueling companies that manufacture engines and those that develop ammunition and air defense systems. Financials stocks in the United Kingdom also contributed, as banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. In France, aerospace and defense companies in the industrials sector gained, as the country announced plans to increase military spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.92%	10.22%	6.05%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Index (Net)	12.77	10.34	6.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 62,879,327,052
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 182,022,209
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$62,879,327,052
Number of Portfolio Holdings	701
Net Investment Advisory Fees	$182,022,209
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.6%
Industrials	19.4%
Health Care	11.0%
Consumer Discretionary	9.6%
Information Technology	7.9%
Consumer Staples	7.9%
Materials	5.6%
Communication Services	5.2%
Utilities	3.5%
Energy	3.4%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.6%
United Kingdom	15.0%
France	11.2%
Germany	10.4%
Switzerland	9.5%
Australia	7.0%
Netherlands	4.5%
Spain	3.5%
Sweden	3.3%
Italy	3.2%
Other#	10.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012201 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Value ETF
Class Name	iShares MSCI EAFE Value ETF
Trading Symbol	EFV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 18.42%.
  For the same period, the MSCI ACWI ex USA Index returned (Net) 14.73% and the MSCI EAFE Value Index (Net) returned 18.98%.
What contributed to performance?
During the reporting period, value-oriented companies within the financial sector contributed the most to the Fund’s return. In Germany, stocks were driven by strong corporate earnings from global-facing companies. Insurance names were supported by growth across business lines, while diversified capital markets companies benefited from strong trading volume and solid investment banking revenue. In the United Kingdom, banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Spanish banks were supported by strong domestic economic growth, favorable interest rate dynamics and improved banking sector fundamentals.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.42%	14.19%	5.77%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Value Index (Net)	18.98	14.31	5.90

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 25,969,608,394
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 63,833,960
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$25,969,608,394
Number of Portfolio Holdings	431
Net Investment Advisory Fees	$63,833,960
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.5%
Industrials	10.5%
Consumer Staples	8.4%
Health Care	7.8%
Materials	7.3%
Consumer Discretionary	7.0%
Energy	6.5%
Utilities	5.5%
Communication Services	5.2%
Real Estate	3.2%
Information Technology	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.4%
United Kingdom	17.8%
Germany	10.4%
France	9.7%
Switzerland	9.2%
Australia	6.9%
Italy	4.5%
Spain	4.4%
Netherlands	3.5%
Sweden	2.8%
Other#	9.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2024, the investment management agreement was amended to add an additional breakpoint of 0.2394% per annum of net assets in excess of $18 billion.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, the investment management agreement was amended to add an additional breakpoint of 0.2394% per annum of net assets in excess of $18 billion.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000055846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kokusai ETF
Class Name	iShares MSCI Kokusai ETF
Trading Symbol	TOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.27%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the MSCI Kokusai Index (Net) returned 16.31%.
What contributed to performance?
Information technology stocks in the United States were the largest drivers of the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks were buoyed by unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Further, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. U.S. financial services firms benefited from resilient equity markets, recovering investor sentiment, rising assets under management, and high trading volumes. Communications firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and political upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.27%	14.39%	11.24%
MSCI All Country World Index (Net)	15.87	12.79	10.05
MSCI Kokusai Index (Net)	16.31	14.11	10.98

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 223,665,278
Holdings Count | Holding	1,143
Advisory Fees Paid, Amount	$ 556,283
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$223,665,278
Number of Portfolio Holdings	1,143
Net Investment Advisory Fees	$556,283
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.6%
Financials	17.0%
Industrials	10.7%
Consumer Discretionary	9.7%
Health Care	9.2%
Communication Services	8.5%
Consumer Staples	5.8%
Energy	3.7%
Materials	3.1%
Utilities	2.7%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	76.8%
United Kingdom	3.8%
Canada	3.4%
France	2.9%
Germany	2.6%
Switzerland	2.4%
Australia	1.8%
Netherlands	1.1%
Spain	0.9%
Sweden	0.8%
Other#	3.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000065072 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI All Country Asia ex Japan ETF
Class Name	iShares MSCI All Country Asia ex Japan ETF
Trading Symbol	AAXJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 18.57%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 17.18% and the MSCI AC Asia ex Japan Index (Net) returned 19.96%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. In the consumer discretionary sector, a broadline retailer also contributed amid rapid growth in its cloud and digital commerce units. Additionally, in the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs.
What detracted from performance?
Indian stocks detracted from the Fund’s return during the reporting period. Equities declined due to investor caution and selling pressure stemming from slowing earnings growth, stretched valuations, and global headwinds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2015 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.57%	4.18%	5.52%
MSCI Emerging Markets Index (Net)	17.18	5.40	5.77
MSCI AC Asia ex Japan Index (Net)	19.96	5.23	6.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,787,471,817
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 17,327,069
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,787,471,817
Number of Portfolio Holdings	924
Net Investment Advisory Fees	$17,327,069
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.6%
Financials	22.0%
Consumer Discretionary	13.4%
Communication Services	11.1%
Industrials	7.7%
Health Care	3.7%
Materials	3.6%
Consumer Staples	3.5%
Energy	3.0%
Utilities	2.3%
Real Estate	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	32.9%
Taiwan	21.9%
India	19.0%
South Korea	12.3%
Hong Kong	5.0%
Singapore	4.2%
Malaysia	1.4%
Thailand	1.3%
Indonesia	1.3%
Philippines	0.5%
Switzerland	0.2%
(a)	Excludes money market funds.

C000246989 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Energy Storage & Materials ETF
Class Name	iShares Energy Storage & Materials ETF
Trading Symbol	IBAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (0.53)%.
  For the same period, the STOXX Global Total Market Index (Net) returned 14.67% and the STOXX Global Energy Storage and Materials Index (Net) returned 0.26%.
What contributed to performance?
Energy storage and materials stocks in China contributed to the Fund’s return. Specifically, a leading battery manufacturer for electric vehicles and energy storage benefited from robust global growth in those markets. In Taiwan, a lithium battery module manufacturer and a global power and thermal management provider, both supplying critical infrastructure to data centers, advanced on robust data center growth.
What detracted from performance?
In Japan, an electronics component maker that provides ceramic capacitors for smartphones declined sharply due to slowing demand amid tariff prospects. The company was further pressured by a stronger yen, which increased the cost of Japanese exports. Also detracting was a specialty chemicals firm in the materials sector, which also faced declining demand and currency losses. In the United States, the potential elimination of the tax credit designed to encourage the installation of clean energy systems at the end of 2025 pressured solar renewable companies within the semiconductor materials and equipment segment. Broad concerns about the memory chip market, potential impacts of trade tariffs, and delays in supplying chips to key customers pressured an electronic components maker from Korea.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 19, 2024 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(0.53)%	(2.96)%
STOXX Global Total Market Index (Net)	14.67	15.55
STOXX Global Energy Storage and Materials Index (Net)	0.26	(2.38)

Performance Inception Date	Mar. 19, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,584,202
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 29,702
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,584,202
Number of Portfolio Holdings	65
Net Investment Advisory Fees	$29,702
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	40.1%
Industrials	38.7%
Information Technology	17.8%
Consumer Discretionary	3.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	26.6%
Japan	24.5%
South Korea	18.3%
China	9.6%
France	8.0%
Germany	5.6%
Taiwan	3.2%
Switzerland	3.1%
Belgium	0.3%
Norway	0.3%
Other#	0.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000212225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Genomics Immunology and Healthcare ETF
Class Name	iShares Genomics Immunology and Healthcare ETF
Trading Symbol	IDNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$44	0.47%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (13.72)%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Genomics and Immuno Biopharma Index (Net) returned (13.25)%.
What contributed to performance?
A China-oriented global oncology company contributed to the Fund’s return during the reporting period due to its continued success in developing and delivering innovative cancer therapies. In addition, the company’s redomiciliation and rebranding to Switzerland was positively received by investors.
What detracted from performance?
U.S. biotechnology stocks were the largest detractors from the Fund’s return, pressured by steep federal funding cuts, abrupt leadership changes at the U.S. Food and Drug Administration (“FDA”), and policy uncertainty. Further, gene therapy and vaccine makers were particularly affected by the broader shift in the administration’s approach toward the sector. Heightened scrutiny and evolving regulatory priorities created uncertainty around approvals, disrupted development timelines, and declining investor sentiment. Also weighing on biotechnology companies were funding challenges, as these firms typically remain unprofitable until they secure regulatory approvals and bring therapies to market. Several firms were also negatively pressured by increasing competition and as clinical trials missed their primary endpoints.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 11, 2019 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	(13.72)%	(9.98)%	(1.52)%
MSCI All Country World Index (Net)	15.87	12.79	11.97
NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)	(13.25)	(9.72)	(1.33)

Performance Inception Date	Jun. 11, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 109,105,386
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 578,777
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$109,105,386
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$578,777
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	71.4%
Pharmaceuticals	24.2%
Life Sciences Tools & Services	3.2%
Chemicals	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.0%
Switzerland	8.8%
United Kingdom	8.5%
France	4.9%
Japan	4.2%
Germany	4.1%
Denmark	4.1%
Canada	2.4%
South Korea	2.0%
(a)	Excludes money market funds.

C000205801 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Self-Driving EV and Tech ETF
Class Name	iShares Self-Driving EV and Tech ETF
Trading Symbol	IDRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.73%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net) returned 13.66%.
What contributed to performance?
Electric vehicle (“EV”) manufacturers in China were the leading contributors to the Fund’s performance during the reporting period. The country’s EV market has seen significant strength driven by government policies, technological advancements, and increasing consumer demand. Subsidies, tax breaks, and investment in charging infrastructure have boosted both production and sales. Furthermore, innovative models, advancements in battery technology and competitive pricing have made EVs more accessible and affordable. An American multinational automotive and clean energy company benefited from the company’s progress toward a self-driving taxi and as the company’s CEO refocused his energies on the business. In Korea, an automobile manufacturer also contributed after experiencing a growth in sales due to increased demand for hybrid and electric vehicles.
What detracted from performance?
An Australian miner that is a leading lithium producer detracted from the Fund’s return during the reporting period. Lithium is crucial for EVs, as it offers high-energy density, lightweight design, and a long lifespan. Prices of the critical mineral have fallen sharply due to oversupply and slowing demand, sending shares of the miner lower. Meanwhile, in Japan, automobile and component companies were pressured by geopolitical tensions, the impact of U.S. tariffs, and the significant appreciation of the yen.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 16, 2019 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.73%	3.85%	5.99%
MSCI All Country World Index (Net)	15.87	12.79	11.45
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)	13.66	3.58	5.79

Performance Inception Date	Apr. 16, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 150,551,745
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 776,379
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$150,551,745
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$776,379
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	63.7%
Materials	15.9%
Industrials	11.4%
Information Technology	9.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	31.8%
China	23.2%
South Korea	16.9%
Germany	9.8%
France	3.5%
Chile	3.4%
Switzerland	2.8%
United Kingdom	2.0%
Australia	1.9%
Japan	1.4%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.